Schedule of deposits, advances, and prepayments non current (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total long-term deposits	€ 306	€ 255
Indogulf central gas llc [member]
IfrsStatementLineItems [Line Items]
Total long-term deposits	174	127
Georgia Fire And Rescue Supply [Member]
IfrsStatementLineItems [Line Items]
Total long-term deposits	€ 132	€ 128